Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 491,880,000.00
Previously Paid Amount	0.00
Total Fee Amount	67,928.63
Total Offset Amount	52,240.39
Net Fee	$ 15,688.24
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A